Derivative financial instruments - Types of hedges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Fair-value hedges
Financial instruments
Change in fair value hedging instruments	$ (1,203)	$ (328)
Change in fair value hedge items attributed to hedged risk	1,192	292
Ineffectiveness in interest income	(11)	(36)
Fair-value hedges | Parent Entity
Financial instruments
Change in fair value hedging instruments	(1,208)	(337)
Change in fair value hedge items attributed to hedged risk	1,197	306
Ineffectiveness in interest income	(11)	(31)
Cash-flow hedges
Financial instruments
Cash flow hedge ineffectiveness	(7)	14
Cash-flow hedges | Parent Entity
Financial instruments
Cash flow hedge ineffectiveness	$ (11)	$ 18
Cash-flow hedges | Less than or Up to 1 Month
Financial instruments
Cash inflows	0.30%	3.20%
Cash outflows	0.50%	3.70%
Cash-flow hedges | Over 1 Month to 3 Months
Financial instruments
Cash inflows	2.10%	3.60%
Cash outflows	1.80%	3.60%
Cash-flow hedges | Over 3 Months to 1 Year
Financial instruments
Cash inflows	21.80%	15.60%
Cash outflows	22.40%	15.30%
Cash-flow hedges | 1 Year to 2 Years
Financial instruments
Cash inflows	23.80%	21.60%
Cash outflows	23.00%	20.60%
Cash-flow hedges | 2 Years to 3 Years
Financial instruments
Cash inflows	18.90%	17.50%
Cash outflows	19.50%	17.10%
Cash-flow hedges | 3 Years to 4 Years
Financial instruments
Cash inflows	19.10%	14.60%
Cash outflows	18.00%	15.40%
Cash-flow hedges | 4 Years to 5 Years
Financial instruments
Cash inflows	4.70%	14.70%
Cash outflows	4.90%	14.40%
Cash-flow hedges | Over 5 Years
Financial instruments
Cash inflows	9.30%	9.20%
Cash outflows	9.90%	9.90%
Net Investment Hedging
Financial instruments
Ineffectives of net investment in foreign operations	$ 0	$ 0